Long-Term Debt (Narrative) (Detail) - USD ($)	1 Months Ended			12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020	Jun. 30, 2020	Dec. 31, 2022	Aug. 31, 2022	Dec. 31, 2021	Jul. 31, 2016	Oct. 31, 2014
Debt Instrument [Line Items]
Debt, amount redeemed	$ 39,000,000			$ 263,000,000	$ 154,000,000
Period of deferral				10 years
Other long-term debt				$ 232,000,000		$ 838,000,000
Interest Rate Swap
Debt Instrument [Line Items]
Derivative notional value			$ 2,000,000,000
Derivative maturity month and year			2024-12
Other long-term debt			$ 326,000,000
Derivative imputed interest rate			1.19%
Interest Rate Swap | Virginia Power
Debt Instrument [Line Items]
Derivative notional value		$ 900,000,000
Derivative maturity month and year		2023-12
Other long-term debt		$ 443,000,000
Derivative imputed interest rate		0.34%
Junior Subordinated Debt
Debt Instrument [Line Items]
Interest rate percentage							5.25%
Debt instrument, face amount							$ 800,000,000
October 2014 Hybrids | Junior Subordinated Debt
Debt Instrument [Line Items]
Junior subordinated notes								$ 685,000,000
Interest rate percentage								5.75%
July2016 Hybrids | Junior Subordinated Debt
Debt Instrument [Line Items]
Debt, amount redeemed	800,000,000
Expenses related to early redemption of hybrids	$ 23,000,000
Debt instrument maturity year	2076